Related Parties (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Years ending December 31, 2020	$ 59,291
Thereafter	26,673
Total	85,964
Copa Di Vino Corporation [Member]
Years ending December 31, 2020	45,000	$ 177,000
2021	180,000	180,000
2022	180,000	180,000
2023	180,000	180,000
2024	180,000	180,000
Thereafter	45,000	90,000
Total	$ 810,000	$ 987,000